Income Taxes (Details Narrative) - HubPages, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Provision for income taxes
Unrecognized tax benefits